Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 8,933,208	$ 4,727,210
Restricted cash, current	2,328,230	6,281,783
Short-term investment	2,900,880
Accounts receivable, net	8,096,347	8,716,261
Advances to suppliers	315,502	498,207
Prepaid expenses and other receivables, net	1,877,354	3,499,945
Inventories	1,989,393	2,079,947
Current assets of discontinued operation		728,210
Total current assets	26,440,914	26,531,563
Restricted cash, non-current	725,171	792,074
Long-term Investment
Property, plants and equipment, net	17,687,745	19,334,008
Intangible assets, net	607,881	817,640
Goodwill		160,128,167
Prepayment for investments in real property		874,403
Land use right, net	501,555	556,551
Deferred tax assets, net	96,812	89,109
Finance lease assets	1,123,877	1,446,490
Right-of-use assets	5,351,870	7,223,995
Security deposits	45,687	84,233
Related party receivable	408,309	445,232
Non-current assets of discontinued operation		3,783,940
Total non-current assets	26,548,907	195,575,843
TOTAL ASSETS	52,989,821	222,107,405
Current liabilities:
Bank loans	2,359,462	3,149,407
Long-term bank loan – current portion		375,701
Note payable	3,102,103	3,797,706
Accounts payable	7,563,542	7,366,582
Contract liabilities	748,296	778,125
Accrued expenses and other current liabilities	18,585,015	15,221,163
Finance lease payable, current	842,871	1,376,410
Operating lease payable, current	1,245,130	1,402,727
Current liabilities of discontinued operation		5,056,394
Total current liabilities	34,446,419	38,524,215
Non-current liabilities of discontinued operation		2,348,149
Related parties payable	19,179,017	21,179,818
Finance lease payable, non-current	1,064,104	1,391
Operating lease payable, non-current	4,280,617	5,790,397
TOTAL LIABILITIES	58,970,157	67,843,970
Commitments and contingencies
Equity
Additional paid-in capital	893,026,975	157,039,335
Subscription receivable		(616,469)
Statutory reserve	16,735	16,735
Accumulated deficit	(907,539,304)	(10,861,545)
Accumulated other comprehensive income/(loss)	(1,113,133)	352,192
Etao’s shareholders’ equity/(deficits)	(15,598,728)	145,932,888
Non-controlling interest	9,618,392	8,330,546
TOTAL EQUITY/(DEFICITS)	(5,980,336)	154,263,434
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	52,989,821	222,107,405
Class B Ordinary Shares
Equity
Ordinary shares	330	330
Class A Ordinary Shares
Equity
Ordinary shares	$ 9,670	$ 2,310